Lease - Summary of Future minimum lease payments under non-cancelable operating leases agreements (Detail)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Leases [Abstract]
2022	¥ 15,419,265	$ 2,235,583	¥ 15,710,485
2023	15,275,454	2,214,733	14,124,342
2024	14,077,075	2,040,984	13,873,588
2025	13,859,582	2,009,451	13,459,582
2026	14,583,165	2,114,360	13,459,582
2027 and thereafter	32,700,933	4,741,189	48,629,836
Total lease payment	105,915,474	15,356,300	¥ 119,257,415
Less: imputed interest	(19,469,193)	(2,822,768)
Present value of lease liabilities	¥ 86,446,281	$ 12,533,532